Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,311,733	$ 20,966,781
Less: Accumulated depreciation and amortization	(6,939,938)	(6,525,239)
Property and equipment, net	15,371,795	14,441,542
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,495,391	6,475,134
Buildings, building improvements and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,429,945	9,313,308
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,274,537	4,178,723
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,111,860	$ 999,616